INCOME TAXES (Tables) - Varian Biopharmaceuticals [Member]	12 Months Ended
Dec. 31, 2021
Schedule of effective income tax rate

	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State and city tax, net of federal benefit	-5.9%	-5.9%
Change in valuation allowance	-15.1%	-15.1%
Effective income tax rate	0.0%	0.0%

Schedule of net deferred tax asset

	2021	2020
Deferred tax assets:
Federal, state and city net operating loss carryforwards	$392,824	$112,064
Other temporary differences	164,712	47,792
Total deferred income tax assets	557,536	159,856
Valuation allowance	(557,536)	(159,856)
Total deferred income tax assets, net of valuation allowance	$—	$—
Deferred tax liabilities	—	—
Net deferred income tax assets	$—	$—